Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Liquidity position (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Available undrawn amount of credit facilities	€ 6,146
Investments at fair value	3,206
Cash	2,751
Cash equivalents	5,140
Liquidity position	€ 17,243